UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08738

                         ATLANTIC WHITEHALL FUNDS TRUST
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022


                      Date of fiscal year end: NOVEMBER 30

                    Date of reporting period: AUGUST 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

  SHARES                                                                VALUE
---------                                                           ------------
COMMON STOCKS - 99.60%
            CAPITAL GOODS - 12.46%
   14,145   Emerson Electric Co.                                    $    521,526
   21,451   Lockheed Martin Corp.                                      1,608,396
   15,541   Rockwell Collins, Inc.                                       715,508
   20,071   United Technologies Corp.                                  1,191,415
                                                                    ------------
                                                                       4,036,845
                                                                    ------------
            CONSUMER SERVICES - 3.36%
    5,192   Apollo Group, Inc., Class A *                                336,545
   13,349   McDonald's Corp.                                             750,748
                                                                    ------------
                                                                       1,087,293
                                                                    ------------
            DIVERSIFIED FINANCIALS - 6.38%
   28,438   Charles Schwab Corp. (The)                                   513,590
    4,644   Goldman Sachs Group, Inc. (The)                              768,396
   18,019   JPMorgan Chase & Co.                                         783,106
                                                                    ------------
                                                                       2,065,092
                                                                    ------------
            ENERGY - 5.68%
   14,825   Occidental Petroleum Corp.                                 1,083,708
   13,434   Schlumberger, Ltd.                                           754,991
                                                                    ------------
                                                                       1,838,699
                                                                    ------------
            FOOD & STAPLES RETAILING - 3.80%
   24,228   Wal-Mart Stores, Inc.                                      1,232,478
                                                                    ------------
            HEALTH CARE EQUIPMENT & SERVICES - 4.61%
   15,696   Stryker Corp.                                                650,756
   13,484   UnitedHealth Group, Inc.                                     377,552
    8,824   WellPoint, Inc. *                                            466,348
                                                                    ------------
                                                                       1,494,656
                                                                    ------------
            MATERIALS - 1.62%
    8,429   BHP Billiton, Ltd., SP ADR                                   525,127
                                                                    ------------
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE - 9.85%
   23,733   Abbott Laboratories                                        1,073,443
    6,941   Johnson & Johnson                                            419,514
   12,945   Novartis AG, ADR                                             601,554
   38,896   Schering-Plough Corp.                                      1,096,089
                                                                    ------------
                                                                       3,190,600
                                                                    ------------
            RETAILING - 10.77%
    4,508   AutoZone, Inc. *                                             663,803
   14,927   Best Buy Co., Inc.                                           541,551
   25,809   Home Depot, Inc. (The)                                       704,328
   11,925   J. C. Penney Co., Inc.                                       358,227
    7,379   Kohl's Corp. *                                               380,683
   28,838   Limited Brands, Inc.                                         430,263
    8,810   Ross Stores, Inc.                                            410,898
                                                                    ------------
                                                                       3,489,753
                                                                    ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.58%
   29,412   Marvell Technology Group, Ltd. *                             448,533
   36,287   Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR         388,271
                                                                    ------------
                                                                         836,804
                                                                    ------------
            SOFTWARE & SERVICES - 17.29%
    7,242   BMC Software, Inc. *                                         258,177
   15,797   Cognizant Technology Solutions Corp., Class A *              550,999
    2,266   Google, Inc., Class A *                                    1,046,144

  SHARES                                                                VALUE
---------                                                           ------------
            SOFTWARE & SERVICES - (CONTINUED)
   65,064   Microsoft Corp.                                         $  1,603,828
    9,732   NetEase.com, Inc., ADR *                                     408,647
   79,252   Oracle Corp.                                               1,733,241
                                                                    ------------
                                                                       5,601,036
                                                                    ------------
            TECHNOLOGY HARDWARE & EQUIPMENT - 21.20%
   13,949   Apple, Inc. *                                              2,346,361
   76,148   Cisco Systems, Inc. *                                      1,644,797
   34,283   Hewlett-Packard Co.                                        1,538,964
    6,890   International Business Machines Corp.                        813,365
   15,264   Western Digital Corp. *                                      523,250
                                                                    ------------
                                                                       6,866,737
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $31,404,433)                                        32,265,120
                                                                    ------------
INVESTMENT COMPANY - 0.70%
  226,963   SSgA Prime Money Market Fund                                 226,963
                                                                    ------------
            TOTAL INVESTMENT COMPANY
            (Cost $226,963)                                              226,963
                                                                    ------------
            TOTAL INVESTMENTS - 100.30%
            (Cost $31,631,396) **                                     32,492,083
                                                                    ------------
            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.30)%              (98,537)
                                                                    ------------
            NET ASSETS - 100.00%                                    $ 32,393,546
                                                                    ============

----------
*    Non-income producing security

**   Aggregate cost for Federal income tax purposes is $31,631,396.

Gross unrealized appreciation   $ 3,351,883
Gross unrealized depreciation    (2,491,196)
                                -----------
Net unrealized appreciation     $   860,687
                                ===========

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

Summary of inputs used to value the Fund's net assets as of August 31, 2009 is as follows (See Note 1):

                                                INVESTMENTS IN
VALUATION INPUTS                                 SECURITIES *
----------------                                --------------
Level 1 - Quoted Prices                           $32,492,083
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
TOTAL                                             $32,492,083
                                                  ===========

* See Portfolio of Investments detail for industry and security type breakout.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

  SHARES                                                                VALUE
---------                                                           ------------
COMMON STOCKS - 101.23%
            CAPITAL GOODS - 8.16%
   14,373   AMETEK, Inc.                                            $    452,462
   12,128   Fluor Corp.                                                  641,571
   15,650   General Cable Corp. *                                        552,132
    9,463   Grainger (W.W.), Inc.                                        827,729
   10,280   Joy Global, Inc.                                             399,378
    7,182   Precision Castparts Corp.                                    655,573
   12,400   Roper Industries, Inc.                                       587,512
    5,166   URS Corp. *                                                  223,326
                                                                    ------------
                                                                       4,339,683
                                                                    ------------
            COMMERCIAL SERVICES & SUPPLIES - 1.68%
   18,009   Stericycle, Inc. *                                           891,806
                                                                    ------------
            CONSUMER DURABLES & APPAREL - 0.86%
    9,147   Mohawk Industries, Inc. *                                    458,448
                                                                    ------------
            CONSUMER SERVICES - 3.57%
    5,328   Apollo Group, Inc., Class A *                                345,361
   14,984   Darden Restaurants, Inc.                                     493,423
   25,472   Marriott International, Inc., Class A                        608,774
   16,383   Weight Watchers International, Inc.                          449,386
                                                                    ------------
                                                                       1,896,944
                                                                    ------------
            DIVERSIFIED FINANCIALS - 6.18%
    6,064   IntercontinentalExchange, Inc. *                             568,803
   18,302   Lazard Ltd., Class A                                         711,399
   10,289   MSCI, Inc., Class A *                                        302,702
   23,867   NASDAQ OMX Group, Inc. (The) *                               523,881
   14,565   Northern Trust Corp.                                         851,470
    7,238   T. Rowe Price Group, Inc.                                    328,026
                                                                    ------------
                                                                       3,286,281
                                                                    ------------
            ENERGY - 5.65%
   16,015   Peabody Energy Corp.                                         523,370
   25,135   Range Resources Corp.                                      1,215,780
   16,852   Southwestern Energy Co. *                                    621,165
   32,297   Weatherford International, Ltd. *                            644,325
                                                                    ------------
                                                                       3,004,640
                                                                    ------------
            FOOD, BEVERAGE & TOBACCO - 2.93%
    5,685   Brown-Forman Corp., Class B                                  254,233
   12,535   H.J. Heinz Co.                                               482,598
   25,129   Hansen Natural Corp. *                                       820,713
                                                                    ------------
                                                                       1,557,544
                                                                    ------------
            HEALTH CARE EQUIPMENT & SERVICES - 15.80%
   14,553   Aetna, Inc.                                                  414,760
    6,319   DaVita, Inc. *                                               326,755
   21,914   Express Scripts, Inc. *                                    1,582,629
   11,772   Humana, Inc. *                                               420,260
    4,401   Intuitive Surgical, Inc. *                                   980,147
   15,341   Laboratory Corp. of America Holdings *                     1,070,648
   18,462   Lincare Holdings, Inc. *                                     487,212
   12,220   McKesson Corp.                                               694,829
   28,164   Psychiatric Solutions, Inc. *                                754,514
   10,511   Quest Diagnostic, Inc.                                       567,174
   28,614   St. Jude Medical, Inc. *                                   1,102,784
                                                                    ------------
                                                                       8,401,712
                                                                    ------------
            HOUSEHOLD & PERSONAL PRODUCTS - 1.71%
    9,506   Chattem, Inc. *                                              582,147

  SHARES                                                                VALUE
---------                                                           ------------
            HOUSEHOLD & PERSONAL PRODUCTS - (CONTINUED)
    5,739   Church & Dwight Co., Inc.                               $    327,869
                                                                    ------------
                                                                         910,016
                                                                    ------------
            INSURANCE - 1.73%
   15,687   Aflac, Inc.                                                  637,206
   11,126   W. R. Berkley Corp.                                          284,269
                                                                    ------------
                                                                         921,475
                                                                    ------------
            MATERIALS - 2.59%
    8,295   Airgas, Inc.                                                 385,718
   37,626   Nalco Holding Co.                                            673,505
   15,597   Rockwood Holdings, Inc. *                                    317,711
                                                                    ------------
                                                                       1,376,934
                                                                    ------------
            MEDIA - 2.75%
   22,046   Liberty Global, Inc., Class A *                              482,587
   35,198   Liberty Media Corp. - Entertainment, Series A *              981,672
                                                                    ------------
                                                                       1,464,259
                                                                    ------------
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE - 3.13%
   13,030   Cephalon, Inc. *                                             741,798
   18,559   Shire PLC, ADR                                               919,784
                                                                    ------------
                                                                       1,661,582
                                                                    ------------
            REAL ESTATE - 0.70%
    7,916   Jones Lang LaSalle, Inc.                                     371,102
                                                                    ------------
            RETAILING - 12.77%
   13,684   Advance Auto Parts, Inc.                                     578,833
    6,824   AutoZone, Inc. *                                           1,004,834
   18,430   Bed Bath & Beyond, Inc. *                                    672,326
   29,978   Dick's Sporting Goods, Inc. *                                671,807
   12,612   Dollar Tree, Inc. *                                          629,843
   16,138   GameStop Corp., Class A *                                    384,084
   24,728   PetSmart, Inc.                                               517,062
    5,346   Priceline.com, Inc. *                                        823,177
   41,883   TJX Cos., Inc. (The)                                       1,505,694
                                                                    ------------
                                                                       6,787,660
                                                                    ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.63%
   37,981   Altera Corp.                                                 729,615
   16,685   Linear Technology Corp.                                      443,320
   36,004   MEMC Electronic Materials, Inc. *                            574,264
   47,023   Microchip Technology, Inc.                                 1,248,461
                                                                    ------------
                                                                       2,995,660
                                                                    ------------
            SOFTWARE & SERVICES - 16.76%
   19,643   Alliance Data Systems Corp. *                              1,091,365
   21,950   ANSYS, Inc. *                                                771,323
   15,007   Check Point Software Technologies, Ltd. *                    418,245
   35,950   Cognizant Technology Solutions Corp., Class A *            1,253,936
    6,537   Equinix, Inc. *                                              550,808
   35,451   Fidelity National Information Services, Inc.                 870,677
   28,647   Fiserv, Inc. *                                             1,382,218
   15,042   Global Payments, Inc.                                        638,382
    9,763   Lender Processing Services, Inc.                             334,676
   17,133   McAfee, Inc. *                                               681,551
    9,081   Sybase, Inc. *                                               316,473
   33,445   Western Union Co.                                            603,348
                                                                    ------------
                                                                       8,913,002
                                                                    ------------

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2009 (UNAUDITED)

  SHARES                                                                VALUE
---------                                                           ------------
            TECHNOLOGY HARDWARE & EQUIPMENT - 2.35%
   32,670   Juniper Networks, Inc. *                                $    753,697
   12,240   STEC, Inc. *                                                 496,087
                                                                    ------------
                                                                       1,249,784
                                                                    ------------
            TELECOMMUNICATION SERVICES - 1.22%
   13,930   American Tower Corp., Class A *                              440,885
   25,902   MetroPCS Communications, Inc. *                              206,180
                                                                    ------------
                                                                         647,065
                                                                    ------------
            TRANSPORTATION - 3.96%
   18,108   C. H. Robinson Worldwide, Inc.                             1,018,756
   13,120   CSX Corp.                                                    557,600
   15,097   Landstar System, Inc.                                        526,432
                                                                    ------------
                                                                       2,102,788
                                                                    ------------
            UTILITIES - 1.10%
   17,277   Questar Corp.                                                583,272
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $45,400,895)                                        53,821,657
                                                                    ------------
            TOTAL INVESTMENTS - 101.23%
            (Cost $45,400,895) **                                     53,821,657
                                                                    ------------
            LIABILITIES IN EXCESS OF OTHER ASSETS - (1.23)%             (651,687)
                                                                    ------------
            NET ASSETS - 100.00%                                    $ 53,169,970
                                                                    ============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $45,400,895.

Gross unrealized appreciation   $ 9,953,870
Gross unrealized depreciation    (1,533,108)
                                -----------
Net unrealized appreciation     $ 8,420,762
                                ===========

ADR   American Depositary Receipt
PLC   Public Limited Company

Summary of inputs used to value the Fund's net assets as of August 31, 2009 is as follows (See Note 1):

                                                INVESTMENTS IN
VALUATION INPUTS                                 SECURITIES *
----------------                                --------------
Level 1 - Quoted Prices                           $53,821,657
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
TOTAL                                             $53,821,657
                                                  ===========

*    See Portfolio of Investments detail for industry breakout.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

  SHARES                                                                VALUE
---------                                                           ------------
COMMON STOCKS - 96.14%
            BANKS - 1.39%
   83,840   Wells Fargo & Co.                                       $  2,307,277
                                                                    ------------
            CAPITAL GOODS - 6.95%
   23,895   Danaher Corp.                                              1,450,665
   37,781   General Dynamics Corp.                                     2,236,257
  328,541   General Electric Co.                                       4,566,720
   55,731   United Technologies Corp.                                  3,308,192
                                                                    ------------
                                                                      11,561,834
                                                                    ------------
            CONSUMER DURABLES & APPAREL - 3.08%
   34,803   Nike, Inc., Class B                                        1,927,738
   45,831   VF Corp.                                                   3,188,004
                                                                    ------------
                                                                       5,115,742
                                                                    ------------
            CONSUMER SERVICES - 1.00%
   50,690   Darden Restaurants, Inc.                                   1,669,222
                                                                    ------------
            DIVERSIFIED FINANCIALS - 8.90%
  184,912   Bank of America Corp.                                      3,252,602
  124,009   Bank of New York Mellon Corp.                              3,671,907
    6,551   CME Group, Inc.                                            1,906,603
   84,514   JPMorgan Chase & Co.                                       3,672,978
   77,600   MSCI, Inc., Class A *                                      2,282,992
                                                                    ------------
                                                                      14,787,082
                                                                    ------------
            ENERGY - 4.85%
   39,573   Devon Energy Corp.                                         2,428,991
   42,470   Peabody Energy Corp.                                       1,387,920
  117,089   Williams Cos., Inc. (The)                                  1,924,943
   59,993   XTO Energy, Inc.                                           2,315,730
                                                                    ------------
                                                                       8,057,584
                                                                    ------------
            FOOD & STAPLES RETAILING - 6.03%
  169,325   CVS Caremark Corp.                                         6,353,074
  108,490   Walgreen Co.                                               3,675,641
                                                                    ------------
                                                                      10,028,715
                                                                    ------------
            FOOD, BEVERAGE & TOBACCO - 5.34%
  106,335   H.J. Heinz Co.                                             4,093,898
   84,340   PepsiCo, Inc.                                              4,779,548
                                                                    ------------
                                                                       8,873,446
                                                                    ------------
            HEALTH CARE EQUIPMENT & SERVICES - 7.27%
  106,405   Aetna, Inc.                                                3,032,542
   49,447   Express Scripts, Inc. *                                    3,571,062
   27,467   Laboratory Corp. of America Holdings *                     1,916,922
   52,270   Stryker Corp.                                              2,167,114
   49,660   UnitedHealth Group, Inc.                                   1,390,480
                                                                    ------------
                                                                      12,078,120
                                                                    ------------
            HOUSEHOLD & PERSONAL PRODUCTS - 2.38%
   73,185   Procter & Gamble Co. (The)                                 3,960,040
                                                                    ------------
            MATERIALS - 4.09%
  168,601   Nalco Holding Co.                                          3,017,958
   49,300   Praxair, Inc.                                              3,777,366
                                                                    ------------
                                                                       6,795,324
                                                                    ------------

  SHARES                                                                VALUE
---------                                                           ------------
            MEDIA - 4.04%
   91,711   Comcast Corp., Class A                                  $  1,405,013
   52,989   Liberty Global, Inc., Class A *                            1,159,929
  123,355   McGraw-Hill Cos., Inc. (The)                               4,145,962
                                                                    ------------
                                                                       6,710,904
                                                                    ------------
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE - 6.69%
   42,711   Abbott Laboratories                                        1,931,818
  243,540   Pfizer, Inc.                                               4,067,118
  102,330   Schering-Plough Corp.                                      2,883,659
   46,775   Wyeth                                                      2,238,184
                                                                    ------------
                                                                      11,120,779
                                                                    ------------
            REAL ESTATE - 1.03%
   43,538   Ventas, Inc., REIT                                         1,707,125
                                                                    ------------
            RETAILING - 3.87%
   38,252   Advance Auto Parts, Inc.                                   1,618,060
   75,472   Lowe's Cos., Inc.                                          1,622,648
   67,865   Target Corp.                                               3,189,655
                                                                    ------------
                                                                       6,430,363
                                                                    ------------
            SOFTWARE & SERVICES - 12.15%
   58,562   Accenture, PLC, Class A                                    1,932,546
  107,875   Automatic Data Processing, Inc.                            4,137,006
   59,382   Fiserv, Inc. *                                             2,865,182
   59,195   Metavante Technologies, Inc. *                             1,865,234
   64,420   Microsoft Corp.                                            1,587,953
  185,104   Oracle Corp.                                               4,048,224
  208,635   Western Union Co.                                          3,763,775
                                                                    ------------
                                                                      20,199,920
                                                                    ------------
            TECHNOLOGY HARDWARE & EQUIPMENT - 5.45%
  165,045   Cisco Systems, Inc. *                                      3,564,972
   81,376   Hewlett-Packard Co.                                        3,652,969
   15,623   International Business Machines Corp.                      1,844,295
                                                                    ------------
                                                                       9,062,236
                                                                    ------------
            TELECOMMUNICATION SERVICES - 2.92%
  103,974   AT&T Inc.                                                  2,708,523
   69,167   Verizon Communications, Inc.                               2,146,944
                                                                    ------------
                                                                       4,855,467
                                                                    ------------
            TRANSPORTATION - 1.02%
   37,096   Norfolk Southern Corp.                                     1,701,594
                                                                    ------------
            UTILITIES - 7.69%
   69,333   Equitable Resources, Inc.                                  2,750,440
   67,653   Exelon Corp.                                               3,384,003
   52,120   FPL Group, Inc.                                            2,928,102
   46,545   ONEOK, Inc.                                                1,576,945
   63,695   Questar Corp.                                              2,150,343
                                                                    ------------
                                                                      12,789,833
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $151,523,229)                                      159,812,607
                                                                    ------------

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2009 (UNAUDITED)

  SHARES                                                                VALUE
---------                                                           ------------
INVESTMENT COMPANY - 3.23%
5,372,578   SSgA Prime Money Market Fund                            $  5,372,578
                                                                    ------------
            TOTAL INVESTMENT COMPANY
            (Cost $5,372,578)                                          5,372,578
                                                                    ------------
            TOTAL INVESTMENTS - 99.37%
            (Cost $156,895,807) **                                   165,185,185
                                                                    ------------
            OTHER ASSETS
            NET OF LIABILITIES - 0.63%                                 1,050,824
                                                                    ------------
            NET ASSETS - 100.00%                                    $166,236,009
                                                                    ============

----------
*    Non-income producing security.

**   Aggregate cost for Federal income tax purposes is $156,895,807.

Gross unrealized appreciation   $ 18,946,625
Gross unrealized depreciation    (10,657,247)
                                ------------
Net unrealized appreciation     $  8,289,378
                                ============

PLC    Public Limited Company
REIT   Real Estate Investment Trust

Summary of inputs used to value the Fund's net assets as of August 31, 2009 is as follows (See Note 1):

                                                INVESTMENTS IN
VALUATION INPUTS                                 SECURITIES *
----------------                                --------------
Level 1 - Quoted Prices                          $165,185,185
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                 ------------
TOTAL                                            $165,185,185
                                                 ============

* See Portfolio of Investments Details for industry and security type breakout.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)                    AUGUST 31, 2009

NOTE (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event that materially affects the value of the security occurs after the closing price or the latest bid price is obtained from an exchange that closes before a Fund calculates its net asset value. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and
(d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADR") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is what ultimately might be realized in a disposition of the security. Investments in money market funds are valued at their net asset value as reported by the underlying fund.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges. However, when an event occurs after a foreign security is valued that is likely to change that security's value, the fair value of that security will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

In September 2006, the Statement of Financial Accounting Standards Board No. 157, Fair Value Measurements ("FAS 157"), which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The Funds have adopted FAS 157 as of December 1, 2007. This standard prioritizes, within the measurement of fair value, the use of market-based information over entity specific information and establishes a three level hierarchy based on the transparency of inputs. The three levels of the fair value hierarchy under FAS 157 are described below:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)        AUGUST 31, 2009

entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of August 31, 2009 is included with each Fund's Portfolio of Investments. The categorization is based on the lowest level input that is significant to the fair value measurements of the investments.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date                       OCTOBER 28, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date                       OCTOBER 28, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ KENNETH KOZANDA
                         -------------------------------------------------------
                           Kenneth Kozanda, Chief Financial Officer
                           (principal financial officer)

Date                       OCTOBER 28, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.